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Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated June 28, 2016

Important Notice Regarding Changes in Connection with Money Market Fund Regulatory Reforms

On October 14, 2016, changes to the regulations that govern the operation of registered money market funds (the “new rules”) will become effective. This supplement provides you with notice of the anticipated changes to the operation of the funds identified above (each, a “Fund” and collectively, the “Funds”) and their Prospectuses and Statements of Additional Information resulting, in part, from the new rules. The boards of trustees that oversee the Funds have authorized these changes.

Although the mandatory compliance date for the new rules is October 14, 2016, the Funds will implement certain changes in advance of the compliance date, as described herein. It is possible these early implementation dates may change and we will notify you of any such changes.

Summary of the Reforms

Government Money Market Funds

A fund that holds itself out as a government money market fund is required under the new rules to invest at least 99.5% of its assets in cash, government securities and/or repurchase agreements collateralized solely by cash and/or government securities. Government money market funds are permitted to employ a valuation method that seeks to maintain a stable or constant NAV (CNAV) of $1.00 per share. The table below identifies the Invesco money market Funds that are currently operating or will operate as a government money market fund following the effective date of the new rules.

Retail and Institutional Money Market Funds

Under the new rules, “retail” money market funds will be permitted to employ a valuation method that seeks to maintain a stable or constant NAV (CNAV) of $1.00 per share. This is the same valuation method that is employed today by all Invesco money market Funds. Retail money market funds may be owned only by natural persons. The types of accounts that will qualify to own Invesco retail money market Funds following the effective date of the new rules and the steps you must take if you no longer qualify are described below.

Funds that do not qualify as retail or government money market funds (referred to as “institutional” money market funds) will be required to price and transact in their shares at a floating NAV (FNAV) reflecting the current market-based values of their portfolio securities. A fund’s FNAV will be rounded to four decimal places for a fund with a $1.00 share price (e.g., $1.0000).

Liquidity Fees and Redemption Gates

The new rules require retail and institutional money market funds to have the ability to impose a liquidity fee of up to 2% on redemptions and/or temporarily suspend redemptions for up to 10 days (referred to as a “redemption gate”) in the event that the fund’s weekly liquid assets fall below a designated threshold. The boards of trustees that govern the Invesco retail and institutional money market Funds have adopted procedures to implement liquidity fees and redemption gates in this circumstance.

Government money market funds are not required to impose liquidity fees or suspend redemptions but may elect to do so under the new rules. The boards of trustees that oversee the Invesco government money market Funds have elected not to impose liquidity fees or redemption gates at this time.

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Invesco Fund	Category	NAV Type	Ability to Use Liquidity Fees and Redemption Gates
Government & Agency Portfolio	Government	CNAV	No
Government TaxAdvantage Portfolio	Government	CNAV	No
Premier U.S. Government Money Portfolio	Government	CNAV	No
Treasury Portfolio	Government	CNAV	No
Invesco Government Money Market Fund	Government	CNAV	No
Invesco V.I. Government Money Market Fund	Government	CNAV	No
Invesco Tax-Exempt Cash Fund	Retail	CNAV	Yes
Tax-Free Cash Reserve Portfolio	Retail	CNAV	Yes
Premier Portfolio	Retail	CNAV	Yes
Liquid Assets Portfolio	Institutional	FNAV	Yes
STIC Prime Portfolio	Institutional	FNAV	Yes
Premier Tax-Exempt Portfolio	Institutional	FNAV	Yes

More Information on Changes Applicable to Invesco Retail Money Market Funds

Under the new rules, the Invesco retail money market Funds may be beneficially owned only by natural persons. Natural persons may invest in an Invesco retail money market Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person as beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

Notice of Involuntary Redemption of Institutional Investors from Invesco Retail Money Market Funds

In order to ensure that only natural persons own Invesco retail money market Funds as of the effective date of the new rules, on or about October 4, 2016, each such Fund will redeem all shares held by any investor who is not identified by Invesco as a natural person (referred to as an “involuntary redemption”). This supplement serves as notice of such involuntary redemption. Invesco expects to provide additional communications regarding involuntary redemptions prior to October 4, 2016. An involuntary redemption may result in losses or costs for which the investor, and not the Fund or its affiliates, will be responsible.

Effective on or about August 1, 2016, each Invesco retail money market Fund will be closed to new investments by investors who are not natural persons. Existing institutional investors may continue to transact in Invesco retail money market Funds through October 4, 2016, at which time their investment in these Funds will be involuntarily redeemed. Institutional investors should therefore transition their investments in Invesco retail money market Funds to one or more Invesco government or institutional money market Funds before October 4, 2016.

Responsibilities of Financial Intermediaries

No later than October 4, 2016, financial intermediaries will be required to take steps to remove any institutional shareholders on behalf of whom they hold shares in an Invesco retail money market Fund from any such Fund. Following this date, financial intermediaries may only submit purchase orders for an Invesco retail money market Fund if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries will also be expected to identify any shareholder of an Invesco retail money market Fund that does not qualify as a natural person and take steps to promptly redeem such shareholder’s shares. Financial intermediaries may be required by an Invesco retail money market Fund or its shareholder servicing agent to provide a written

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statement or other representation that they operate in compliance with such policies and procedures. The Invesco retail money market Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons.

Financial intermediaries will also be expected to validate which NAV calculation should be applied to orders that it submits and determine whether orders preceded or followed the effective implementation time of a liquidity fee or redemption gate, or a modification thereto.

More Information on Changes to Invesco Institutional Money Market Funds

NAV Calculation Times

The Invesco institutional money market Funds intend to transition to a floating NAV (FNAV) on or about October 12, 2016. Also effective on or about October 12, 2016, the NAV of each class of shares of Invesco’s institutional money market Funds will be calculated as of the following times:

Premier Tax-Exempt Portfolio and STIC Prime Portfolio — 3:00 p.m., Eastern time

Liquid Assets Portfolio — 8:00 a.m., 12:00 p.m. and 3:00 p.m., Eastern time

Tax Information

Because each Invesco institutional money market Fund is not expected to maintain a stable share price following the effective date of the new rules, a sale or exchange of Fund shares may result in a capital gain or loss. Unless a shareholder chooses to adopt a simplified “NAV method” of accounting, such capital gain or loss generally will be treated either as short-term (if Fund shares were held for one year or less), or long-term (if Fund shares were held for longer). If a shareholder elects to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares, shareholders would determine a gain or loss based on the change in the aggregate value of Fund shares during a computation period (such as your taxable year), reduced by the net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

Risks of Floating NAV

Because the share price of the Invesco institutional money market Funds will fluctuate following the effective date of the new rules, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in these Funds. The Funds’ sponsor has no legal obligation to provide financial support to any Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time.

Additional Changes to Invesco Money Market Funds

Changes to Check Writing Privileges

For Invesco institutional and retail money market Funds, Invesco is still evaluating whether check writing privileges will be available after October 14, 2016. Prior to that date, Invesco will provide shareholders of those Funds additional information about check writing privileges. For Invesco government money market Funds, Invesco expects that check writing privileges will continue to be available after October 14, 2016.

Permanent Reduction of 12b-1 Fees

Effective on or about July 1, 2016, the 12b-1 fee waivers currently in effect for certain classes of Government and Agency Portfolio, Government TaxAdvantage Portfolio, STIC Prime Portfolio, Liquid Assets Portfolio, Tax-Free Cash Reserve Portfolio

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and Treasury Portfolio, each a series of Short-Term Investments Trust, will be removed and the 12b-1 fees will be permanently reduced to reflect the current post-waiver amounts. These permanent fee reductions do not include waivers of 12b-1 fees established to maintain a minimum yield, which will remain voluntary.

Exchanging Shares

You may exchange Institutional Class shares of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Tax-Free Cash Reserve Portfolio and Treasury Portfolio for shares of Invesco’s institutional money market funds.

Redemptions Initiated by the Funds

Effective as of the date of this supplement, each Fund’s prospectus is modified to reflect that the Fund reserves the right to redeem your shares if the Fund determines that you do not meet the eligibility requirements described in the prospectus to maintain your account(s) with the Fund, whether as a result of changes in applicable law or otherwise. In addition, each Invesco retail money market Fund’s prospectus is modified to reflect that the Fund reserves the right to redeem shares in any account that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons.

Additional Information on Liquidity Fees and Redemption Gates

Under the new rules, if a money market fund’s weekly liquid assets fall below 30% of its total assets, the fund’s board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or redemption gates. In addition, if a money market fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the fund must impose a liquidity fee of at least 1% on shareholder redemptions unless the fund’s board determines that not doing so is in the best interests of the fund. Liquidity fees would reduce the amount you receive upon redemption of your shares.

As defined in the new rules, “weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

The boards of trustees that oversee the Invesco retail and institutional money market Funds will have the ability to impose liquidity fees and/or redemption gates as described above commencing on or about October 14, 2016. Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress.

If a liquidity fee is applied, the fee will be applied to all redemption orders submitted after the effective time of the imposition of the fee determined by the Fund board. In the event an Invesco retail or institutional money market Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated. Redemption requests submitted while a redemption gate is in place will be cancelled and shareholders who wish to redeem their shares after a redemption gate has been lifted will need to submit a new redemption request.

Liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may not exceed 10 business days in any 90-day period. The Fund board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of the Fund and its shareholders. The Fund board may, in its discretion, permanently suspend redemptions and liquidate a Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets.

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Summary Prospectus	June 28, 2016
Invesco Government Money Market Fund
(formerly known as Invesco Money Market Fund)
Class: B, C, Invesco Cash Reserve (AIMXX), Investor (INAXX), R, Y
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated June 28, 2016 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	Invesco Cash Reserve	B	C	R	Y	Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Invesco Cash Reserve	B	C	R	Y	Investor
Management Fees[2]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees	0.15	0.90	0.90	0.40	None	None

Other Expenses[3]	0.34	0.34	0.34	0.34	0.34	0.34

Total Annual Fund Operating Expenses	0.64	1.39	1.39	0.89	0.49	0.49

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	"Management Fees” have been restated to reflect current fees.
3	"Other Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$ 65	$205	$357	$ 798

Class B	$642	$740	$961	$1,463

Class C	$242	$440	$761	$1,669

Class R	$ 91	$284	$493	$1,096

Class Y	$ 50	$157	$274	$ 616

Investor Class	$ 50	$157	$274	$ 616

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve	$ 65	$205	$357	$ 798

Class B	$142	$440	$761	$1,463

Class C	$142	$440	$761	$1,669

Class R	$ 91	$284	$493	$1,096

Class Y	$ 50	$157	$274	$ 616

Investor Class	$ 50	$157	$274	$ 616

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable

1                                  Invesco Government Money Market Fund
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regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or to maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact a money market fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Effective June 28, 2016, the Fund changed its investment strategy from a prime money market strategy to a strategy that classified the Fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), and simultaneously changed its name to Invesco Government Money Market Fund. Performance shown prior to that date reflects the Fund's former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the Fund is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the Fund's conversion to a government money market fund.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
Invesco Cash Reserve Shares year-to-date (ended March 31, 2016): 0.00%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.11%
Worst Quarter (ended March 31, 2010, March 31, 2014, June 30, 2014, September 30, 2014, March 31, 2015, June 30, 2015 and September 30, 2015): 0.00%
2                                  Invesco Government Money Market Fund
invesco.com/usGMKT-SUMPRO-1

Average Annual Total Returns (for the periods ended December 31, 2015)
	1 Year	5 Years	10 Years
Invesco Cash Reserve Shares: Inception (10/16/1993)
Return Before Taxes	0.06%	0.05%	1.09%
Return After Taxes on Distributions	0.03	0.03	0.70
Return After Taxes on Distributions and Sale of Fund Shares	0.03	0.03	0.70

Class B shares: Inception (10/16/1993)	-4.94	-0.35	0.86

Class C shares: Inception (8/4/1997)	-0.94	0.05	0.86

Class R shares: Inception (6/3/2002)	0.06	0.05	1.01

Class Y shares[1]: Inception (10/3/2008)	0.06	0.05	1.10

Investor Class shares: Inception (9/30/2003)	0.06	0.05	1.16

1	Class Y shares' performance shown prior to the inception date is that of Invesco Cash Reserve Shares and includes the 12b-1 fees applicable to Invesco Cash Reserve Shares. Invesco Cash Reserve Shares' performance reflects any applicable fee waivers and/or expense reimbursements.
Invesco Cash Reserve Shares' seven day yield on December 31, 2015, was 0.01%. For the current seven day yield, call (800) 959-4246.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
3                                  Invesco Government Money Market Fund
invesco.com/usGMKT-SUMPRO-1

Summary Prospectus	June 28, 2016
Invesco Government Money Market Fund
(formerly known as Invesco Money Market Fund)
Class: AX (ACZXX), BX (ACYXX), CX (ACXXX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated June 28, 2016 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	AX	BX	CX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	AX	BX	CX
Management Fees[2]	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees	0.15	0.90	0.90

Other Expenses[3]	0.34	0.34	0.34

Total Annual Fund Operating Expenses	0.64	1.39	1.39

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	"Management Fees” have been restated to reflect current fees.
3	"Other Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class AX	$ 65	$205	$357	$ 798

Class BX	$642	$740	$961	$1,463

Class CX	$242	$440	$761	$1,669

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class AX	$ 65	$205	$357	$ 798

Class BX	$142	$440	$761	$1,463

Class CX	$142	$440	$761	$1,669

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

1                                  Invesco Government Money Market Fund
invesco.com/usGMKT-SUMPRO-3

Principal Risks of Investing in the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or to maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact a money market fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance.
Effective June 28, 2016, the Fund changed its investment strategy from a prime money market strategy to a strategy that classified the Fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), and simultaneously changed its name to Invesco Government Money Market Fund. Performance shown prior to that date reflects the Fund's former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the Fund is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the Fund's conversion to a government money market fund.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
Class AX shares year-to-date (ended March 31, 2016): 0.00%
Best Quarter (ended December 31, 2014 and December 31, 2015): 0.05%
Worst Quarter (ended March 31, 2014, June 30, 2014, September 30, 2014, March 31, 2015, June 30, 2015 and September 30, 2015): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2015)
	1 Year	5 Years	10 Years
Class AX shares[1]: Inception (6/7/2010)	0.06%	0.05%	1.09%

Class BX shares[2]: Inception (6/7/2010)	-4.94	-0.35	0.75

Class CX shares[2]: Inception (6/7/2010)	-0.94	0.05	0.75

1	Class AX shares' performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve Shares and includes the 12b-1 fees applicable to Invesco Cash Reserve Shares. The inception date of the Fund's Invesco Cash Reserve Shares is October 16, 1993.
2	Class BX and Class CX shares' performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve Shares restated to reflect the higher the 12b-1 fees applicable to Invesco Cash Reserve Shares. The inception date of the Fund's Invesco Cash Reserve Shares is October 16, 1993.
Class AX shares' seven day yield on December 31, 2015, was 0.01%. For the current seven day yield, call (800) 959-4246.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
2                                  Invesco Government Money Market Fund
invesco.com/usGMKT-SUMPRO-3

Class AX, BX and CX shares are closed to new investors. New or additional investments in Class BX shares are not permitted. Additional investments for Class AX and CX shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
3                                  Invesco Government Money Market Fund
invesco.com/usGMKT-SUMPRO-3

Summary Prospectus	June 28, 2016
Invesco Government Money Market Fund
(formerly known as Invesco Money Market Fund)
Class: R5
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated June 28, 2016 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5
Management Fees[1]	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[2]	0.19

Total Annual Fund Operating Expenses	0.34

1	"Management Fees” have been restated to reflect current fees.
2	"Other Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$35	$109	$191	$431

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. Government
Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities

1                                  Invesco Government Money Market Fund
invesco.com/usGMKT-SUMPRO-2

that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or to maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. Furthermore, amendments to money market fund regulations could impact a money market fund’s operations and possibly negatively impact its return.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. The returns are those of the Fund's Cash Reserve Shares which are not offered in this prospectus. Although the Class R5 shares are invested in the same portfolio of securities, Class R5 shares returns would have been different as they have different expenses than the Fund's Cash Reserve Shares.
Effective June 28, 2016, the Fund changed its investment strategy from a prime money market strategy to a strategy that classified the Fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), and simultaneously changed its name to Invesco Government Money Market Fund. Performance shown prior to that date reflects the Fund's former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the Fund is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the Fund's conversion to a government money market fund.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
Invesco Cash Reserve shares year-to-date (ended March 31, 2016): 0.00%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.11%
Worst Quarter (ended March 31, 2010, March 31, 2014, June 30, 2014, September 30, 2014, March 31, 2015, June 30, 2015 and September 30, 2015): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2015)
	1 Year	5 Years	10 Years
Class R5 shares[1]: Inception (10/16/1993)
Return Before Taxes	0.06%	0.05%	1.09%
Return After Taxes on Distributions	0.03	0.03	0.70
Return After Taxes on Distributions and Sale of Fund Shares	0.03	0.03	0.70

1	The returns shown for these periods are the historical performance of the Fund's Invesco Cash Reserve Shares at net asset value which reflects the Rule 12b-1 fees applicable to Invesco Cash Reserve Shares. The inception date shown in the table is that of the Fund's Invesco Cash Reserve Shares. The Fund's R5 shares have not commenced operations.
Invesco Cash Reserve Shares' seven day yield on December 31, 2015, was 0.01%. For the current seven day yield, call (800) 959-4246.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
2                                  Invesco Government Money Market Fund
invesco.com/usGMKT-SUMPRO-2

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account generally will be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
3                                  Invesco Government Money Market Fund
invesco.com/usGMKT-SUMPRO-2